Summary of Significant Accounting Policies and Estimates (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies and Estimates [Abstract]
Schedule of basic and diluted net income (loss) per share
Diluted net loss per share is computed using the weighted-average number of common stock and common stock equivalents outstanding during the period, as follows:
	Years Ended December 31,
	2014	2013	2012
Numerator:
Net loss	$(33,769)	$(11,887)	$(15,042)
Denominator:
Weighted-average common shares outstanding used in computing basic and diluted net loss per share	78,264,040	20,977,117	20,167,662
Net loss per share, basic and diluted	$(0.43)	$(0.57)	$(0.75)

Schedule of Antidilutive Securities

The following potential common shares and warrants outstanding were excluded from the computation of diluted net loss per share because including them would have been anti-dilutive:

	Years Ended December 31,
	2014	2013	2012
Options to purchase common stock	10,791,081	7,555,324	6,531,109
Warrants	13,795,861	1,388,573	796,678
Total common stock equivalents	24,586,942	8,943,897	7,327,787